Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Treasury stock [member]	Remeasurements of defined benefit plans reserve [member]	Financial instruments at fair value through other comprehensive income reserve [member]	Own credit on financial liabilities designated at fair value through profit or loss reserve [member]	Exchange differences on translating foreign operations reserve [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
At beginning of period at Mar. 31, 2023	¥ 13,536,965	¥ 2,342,537	¥ 645,774	¥ 7,199,479	¥ (151,799)	¥ 159,584	¥ 1,575,193	¥ 9,433	¥ 884,790	¥ 12,664,991	¥ 106,172	¥ 765,802
Comprehensive income:
Net profit	662,787			651,127						651,127	5,891	5,769
Other comprehensive income	738,834					(4,696)	232,612	(5,265)	512,918	735,569	3,265
Total comprehensive income	1,401,621			651,127		(4,696)	232,612	(5,265)	512,918	1,386,696	9,156	5,769
Issuance of shares under share-based payment transactions	3,002	1,501	1,501							3,002
Issuance of other equity instruments	360,806											360,806
Acquisition and disposal of subsidiaries and businesses-net	48										48
Transaction with non-controlling interest shareholders	(100)		(9,893)							(9,893)	9,793
Dividends to shareholders	(171,385)			(168,078)						(168,078)	(3,307)
Coupons on other equity instruments	(5,769)											(5,769)
Purchases of other equity instruments and sales of other equity instruments-net	87											87
Purchases of treasury stock	(61,326)				(61,326)					(61,326)
Sales of treasury stock	243				243					243
Loss on sales of treasury stock	(99)			(99)						(99)
Cancellation of treasury stock				(195,160)	195,160
Share-based payment transactions	(1,378)		(1,378)							(1,378)
Transfer from other reserves to retained earnings				75,882		(17,693)	(58,189)
Others	1,920		(89)							(89)	2,009
At end of period at Sep. 30, 2023	15,064,635	2,344,038	635,915	7,563,151	(17,722)	137,195	1,749,616	4,168	1,397,708	13,814,069	123,871	1,126,695
At beginning of period at Mar. 31, 2024	16,279,098	2,344,038	663,265	7,769,222	(167,671)	159,724	2,507,275	1,177	1,402,658	14,679,688	137,066	1,462,344
Comprehensive income:
Net profit	265,496			250,215						250,215	2,127	13,154
Other comprehensive income	(97,700)					6,293	(23,432)	1,906	(82,062)	(97,295)	(405)
Total comprehensive income	167,796			250,215		6,293	(23,432)	1,906	(82,062)	152,920	1,722	13,154
Issuance of shares under share-based payment transactions	3,845	1,923	1,922							3,845
Issuance of other equity instruments	222,895											222,895
Acquisition and disposal of subsidiaries and businesses-net	15										15
Transaction with non-controlling interest shareholders			(232)							(232)	232
Dividends to shareholders	(183,364)			(177,382)						(177,382)	(5,982)
Coupons on other equity instruments	(13,154)											(13,154)
Purchases of other equity instruments and sales of other equity instruments-net	(2,587)											(2,587)
Purchases of treasury stock	(101,577)				(101,577)					(101,577)
Sales of treasury stock	486				486					486
Loss on sales of treasury stock	(340)			(340)						(340)
Cancellation of treasury stock				(234,660)	234,660
Share-based payment transactions	(2,276)		(2,276)							(2,276)
Transfer from other reserves to retained earnings				221,607		(21,388)	(200,219)
Others	(205)		(40)	1						(39)	(166)
At end of period at Sep. 30, 2024	¥ 16,370,632	¥ 2,345,961	¥ 662,639	¥ 7,828,663	¥ (34,102)	¥ 144,629	¥ 2,283,624	¥ 3,083	¥ 1,320,596	¥ 14,555,093	¥ 132,887	¥ 1,682,652